Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Categories of financial liabilities [abstract]
Lease debts	$ 75,763	$ 75,764
State Guaranteed loan « PGE »	22,137	22,701
PPP loan		1,518
Other non-current financial liabilities	1,339	4,617
Total non-current financial liabilities and non-current lease debts	99,238	104,600
Lease debts	7,691	6,696
Total current financial liabilities	7,691	6,696
Trade payables	28,254	24,609
Other current liabilities	13,681	19,127
Total Financial liabilities	$ 148,864	$ 155,032